Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 18	Leases
Right-of-use assets
BCE’s significant right-of-use assets under leases are satellites, office premises, land, cellular tower sites, retail outlets and OOH advertising spaces. Right-of-use assets are presented in Property, plant and equipment in the statements of financial position.

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2021		3,690	2,995	6,685
Additions		574	214	788
Transfers		(977)	722	(255)
Acquired through business combinations		—	12	12
Lease terminations		(47)	(6)	(53)
Impairment losses recognized in earnings	7	—	(6)	(6)
December 31, 2021		3,240	3,931	7,171
ACCUMULATED DEPRECIATION
January 1, 2021		1,473	1,086	2,559
Depreciation		419	275	694
Transfers		(310)	177	(133)
Lease terminations		(28)	—	(28)
December 31, 2021		1,554	1,538	3,092
NET CARRYING AMOUNT
January 1, 2021		2,217	1,909	4,126
December 31, 2021		1,686	2,393	4,079

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2020		3,609	2,933	6,542
Additions		470	200	670
Transfers		(360)	(2)	(362)
Acquired through business combinations		—	4	4
Lease terminations		(20)	(10)	(30)
Impairment losses recognized in earnings	7	(1)	(9)	(10)
Discontinued operations	37	(8)	(121)	(129)
December 31, 2020		3,690	2,995	6,685
ACCUMULATED DEPRECIATION
January 1, 2020		1,301	817	2,118
Depreciation		377	294	671
Transfers		(199)	—	(199)
Lease terminations		(2)	(6)	(8)
Discontinued operations	37	(4)	(19)	(23)
December 31, 2020		1,473	1,086	2,559
NET CARRYING AMOUNT
January 1, 2020		2,308	2,116	4,424
December 31, 2020		2,217	1,909	4,126

Leases in net earnings from continuing operations
The following table provides the expenses related to leases recognized in net earnings from continuing operations.

FOR THE YEAR ENDED DECEMBER 31	2021	2020
Interest expense on lease liabilities	177	199
Variable lease payment expenses not included in the measurement of lease liabilities	122	150
Expenses for leases of low value assets	60	60
Expenses for short-term leases	31	31
Leases in the statements of cash flows
Total cash outflow related to leases was $1,202 million and $1,219 million for the period ended December 31, 2021 and December 31, 2020, respectively.
Additional disclosures
See Note 24, Debt due within one year, and Note 25, Long-term debt, for lease liabilities balances included in the statements of financial position.
See Note 29, Financial and capital management, for a maturity analysis of lease liabilities.
See Note 34, Commitments and contingencies, for leases committed but not yet commenced as at December 31, 2021.